Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Registrant Name	KB Financial Group Inc.
Entity Central Index Key	0001445930
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock Shares Outstanding	399,037,583
Entity Well Known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes